Impairment of non-current assets - Additional information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 COP ($) $ / $ $ / shares	Dec. 31, 2022 COP ($) $ / $	Dec. 31, 2021 COP ($)
Impairment of non-current assets
Information about prices based on information provided by specialized market analysts and management analysts	Oil price – Brent: Projections include USD$83.35/barrel for the first year, USD$78.05/barrel average for the medium term, and USD$77.81/barrel starting in 2034	In 2022, the assumptions made took a price of USD$94.63/barrel for the first year, USD$82.56/barrel average for the medium term and USD$79.17
Closing balance exchange rate | $ / $	3,822.05	4,810.20
Impairment loss relating to south cash generating unit			$ 160,653
Non-current asset held for sale	$ 209,551
Other non-current assets
Impairment of non-current assets
Impairment loss relating to south cash generating unit			$ 142
Tax Surcharge Rate 0%
Impairment of non-current assets
Tax surcharge rate	0.00%
Tax Surcharge Rate 5%
Impairment of non-current assets
Tax surcharge rate	5.00%
Tax Surcharge Rate 10%
Impairment of non-current assets
Tax surcharge rate	10.00%
Tax Surcharge Rate 15%
Impairment of non-current assets
Tax surcharge rate	15.00%
Yaguara Tenay Systems
Impairment of non-current assets
Percentage of asset impaired under cash generating units			39.00%
Turbo Generator
Impairment of non-current assets
Impairment loss relating to south cash generating unit			$ 2,545
CGUs of South, North and Yaguara-Tenay
Impairment of non-current assets
Impairment loss	$ 630,134	$ 405,357
CGUs of Oleoducto de Colombia S.A.
Impairment of non-current assets
Impairment loss		$ 872
Internexa Brasil
Impairment of non-current assets
Non-current asset held for sale	85,568
Internexa Argentina
Impairment of non-current assets
Non-current asset held for sale	12,593
Consorcio Transmantaro
Impairment of non-current assets
Non-current asset held for sale	$ 85,168
Refineria de Cartagena S.A.S
Impairment of non-current assets
Discount rate used in current estimate of value in use	7.82%	7.60%	5.27%
Recovery of impairment loss	$ 1,494,224	$ 1,107,101
Expense for impairment	$ 11,712	$ 11,077
Weighted average cost of capital, measurement input | Tax Surcharge Rate 0%
Impairment of non-current assets
Weighted average cost of capital, significant unobservable inputs, assets	7.15	7.34
Weighted average cost of capital, measurement input | Tax Surcharge Rate 5%
Impairment of non-current assets
Weighted average cost of capital, significant unobservable inputs, assets	6.9	7.14
Weighted average cost of capital, measurement input | Tax Surcharge Rate 10%
Impairment of non-current assets
Weighted average cost of capital, significant unobservable inputs, assets	6.65	6.93
Weighted average cost of capital, measurement input | Tax Surcharge Rate 15%
Impairment of non-current assets
Weighted average cost of capital, significant unobservable inputs, assets	6.40	6.73
Transportation and logistics segment
Impairment of non-current assets
Discount rate used in current estimate of value in use	5.88%	4.73%	2.95%
Closing balance exchange rate | $ / shares	3,822.05
Yaguara Tenay Systems | Turbo Generator
Impairment of non-current assets
Impairment loss relating to south cash generating unit			$ 2,845
Refineria de Barrancabermeja
Impairment of non-current assets
Reversal of impairment loss recognised in profit or loss, biological assets	$ 0		340,019
Energy transmission and roads
Impairment of non-current assets
Non-current asset held for sale	(98,543)		(4)
Impairment loss	$ (209,551)	$ (87,543)	$ (4)
Energy transmission and roads | Internexa Brasil
Impairment of non-current assets
Impairment loss		85,568
Energy transmission and roads | Internexa Argentina
Impairment of non-current assets
Impairment loss		$ 1,975